Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Event [Abstract]
SUBSEQUENT EVENT

11. SUBSEQUENT EVENTS

Amendment to Credit Agreement

On July 31, 2018, FlexShopper, through a wholly-owned indirect subsidiary, entered into Amendment No. 7 (the “Amendment”) to the Credit Agreement.  The Amendment amended the Credit Agreement provides that, among other things, if the Company raises at least $20 million in equity funding (the “Equity Raise”) on or before August 31, 2018, the Commitment Termination Date (as defined in the Credit Agreement) will be extended to February 28, 2021; provided, however, if the Equity Raise is not completed on or before August 31, 2018, the Commitment Termination Date will be a date determined by the Administrative Agent in its sole discretion, but in no event earlier than August 31, 2018 or later than February 28, 2021. In addition, upon completion of the Equity Raise, the interest rate charged will be reduced to LIBOR plus eleven percent (11%) per annum. The Commitment Maturity Date (as defined in the Credit Agreement) is one year after the Commitment Termination Date.

Modification to Promissory Note

On July 5, 2018, FlexShopper, pursuant to the terms of the Promissory Note, received a 30-day written notice for payment of principal and interest from NRNS Capital Holdings LLC (“NRNS”). On July 31, 2018, NRNS rescinded notice and extended the payment in full of all principal and interest under NRNS’ Note (as described in Note 5) until on or before August 31, 2018 (or any later date agreed to by NRNS). In consideration of the extension, FlexShopper agreed that from July 31, 2018 until August 31, 2018, the unpaid principal balance of the Note will bear interest at a rate equal to five percent (5.00%) per annum in excess of the non-default rate of interest from time to time in effect under the Senior Credit Agreement (as defined in the Note). Pursuant to the terms of the subordinated promissory notes, repayment is not permitted and remedies are not available, other than default interest, without the consent of the Credit Agreement lender.

11. SUBSEQUENT EVENT:

On January 9, 2018, the Credit Agreement was modified to extend the Commitment Termination Date from April 1, 2018 to August 31, 2018. (See Note 5)

On January 29, 2018 and January 30, 2018, the Company entered into letter agreements with Russ Heiser, the Company’s Chief Financial Officer, and NRNS Capital Holdings LLC (“NRNS”), respectively (such letter agreements, together, the “Commitment Letters”), pursuant to which the Company issued a subordinated promissory note to each of Mr. Heiser and NRNS (together, the “Notes”). The Commitment Letters provide that Mr. Heiser and NRNS each shall make advances to the Company under the applicable Note in aggregate amounts up to $1,000,000 and $2,500,000, respectively. Such amounts may be drawn by the Company until July 31, 2018 in one or more advances. Upon issuance of the Notes, the Company drew $500,000 on the Note held by Mr. Heiser and $2,500,000 on the Note held by NRNS. Payments of principal and accrued interest are due and payable by the Company upon 30 days’ prior written notice from the applicable noteholder and the Company can prepay principal and interest at any time without penalty.